Financial Risk Management and Fair Values of Financial Instruments - Schedule of Financial instruments by Category (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Financial assets designated as at fair value through profit or loss on initial recognition		$ 40,071
Financial assets at fair value through other comprehensive income
Designation of equity instruments	148,925	116,703
Financial assets at amortized cost
Cash and cash equivalents	3,646,756	3,030,298	$ 3,734,316	$ 2,179,667
Financial assets at amortized cost	591,457	337,024
Notes receivable		132,403
Accounts receivable	8,241,352	8,848,384
Other receivables	172,695	348,514
Refundable deposits	995,358	809,646
Financial assets total	13,796,543	13,663,043
Financial liabilities at fair value through profit or loss
Financial liabilities designated as at fair value through profit or loss	9,300,087	60,664
Financial liabilities at amortized cost
Short-term borrowings	1,075,904	5,250,233
Financial liabilities at amortized cost	1,829,826	2,627,483
Notes payable	127,063
Accounts payable (including related parties)	4,898,806	4,937,142
Other payables (including related parties)	9,880,354	7,494,263
Bonds payable		313,189
Long-term borrowings (including current portion)	9,031,195	5,492,681
Guarantee deposits	250,869	131,607
Financial liabilities total	36,394,104	26,307,262
Lease liabilities (including current portion)	$ 5,003,553	$ 5,960,789